13 Intangible assets (Details Narrative)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Inflation rate for perpetuity	3.50%
Description of intangible assets with indefinite useful life	These tests are based on the projected cash flow in each CGU or groups of CGUs, which are extracted from the business plan of the Company for a five-year period, mentioned in Note 3.2.1, and the Management plan for a period greater than 5 years to reflect industry cycle patterns, in a total projection period of 10 years. Perpetuity is also calculated based on the long-term vision and excluding real growth.
Trademarks And Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Description of intangible assets sensitivity analysis	A sensitivity analysis based on changes in these variables considering +0.5% on discount rate and -0.5% on perpetuity.
Description of intangible assets with indefinite useful life	Between 10 and 20 years.
Contractual Customer And Supplier Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Description of intangible assets with indefinite useful life	Between 14 and 28 years.
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Description of intangible assets with indefinite useful life	Between 5 and 10 years.
Weighted Average Cost Of Capital [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	10.69%